Patent Rights - Summary of Patent Rights (Detail)	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,172,485
Additions during the period	178,956
Amortization in the period	(13,466)
Ending balance	1,337,975
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,398,713
Additions during the period	178,956
Ending balance	1,577,669
Accumulated Amortization & Impairment Losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(226,228)
Amortization in the period	(13,466)
Ending balance	$ (239,694)